Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000110176
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
Accumulated Value	$ 9,422		$ 9,532	$ 10,074	$ 10,196	$ 11,290	$ 12,962	$ 12,215	$ 12,382	$ 13,204	$ 13,517	$ 16,118
C000110177
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
Accumulated Value	10,000		10,041	10,538	10,583	11,628	13,260	12,403	12,478	13,203	13,419	15,879
C000110178
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
Accumulated Value	1,000,000		1,014,638	1,074,919	1,090,448	1,210,584	1,393,876	1,317,313	1,338,803	1,430,494	1,468,745	1,754,772
C000110179
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
Accumulated Value	9,421		9,979	10,999	10,567	10,781	12,880	14,280	14,081	14,871	16,545	20,775
C000110180
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
Accumulated Value	10,000		10,515	11,509	10,967	11,103	13,158	14,475	14,166	14,832	16,389	20,421
C000110181
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
Accumulated Value	1,000,000		1,061,989	1,173,196	1,129,906	1,155,105	1,383,044	1,537,978	1,518,932	1,607,701	1,795,411	2,258,143
C000110182
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
Accumulated Value	9,423		7,707	8,307	9,370	8,295	8,840	11,724	14,183	13,111	11,139	14,927
C000110183
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
Accumulated Value	10,000		8,196	8,688	9,728	8,553	9,041	11,914	14,282	13,082	11,043	14,674
C000110184
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
Accumulated Value	1,000,000		821,490	886,244	1,002,524	889,941	950,652	1,264,127	1,530,280	1,416,443	1,207,654	1,620,486
Barclay Multi Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Multi Strategy Index
Accumulated Value	10,000		10,510	10,760	10,684	10,642	12,182	12,054	12,226	12,926	13,751	15,542
Barclay Multi Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Multi Strategy Index
Accumulated Value	10,000		10,510	10,760	10,684	10,642	12,182	12,054	12,226	12,926	13,751	15,542
Barclay Multi Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Multi Strategy Index
Accumulated Value	1,000,000		1,050,987	1,075,986	1,068,426	1,064,233	1,218,242	1,205,379	1,222,556	1,292,635	1,375,134	1,554,162
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Accumulated Value	10,000		10,202	10,367	10,634	11,144	12,655	13,467	13,774	15,055	16,262	18,480
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Accumulated Value	10,000		10,202	10,367	10,634	11,144	12,655	13,467	13,774	15,055	16,262	18,480
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Accumulated Value	1,000,000		1,020,218	1,036,727	1,063,370	1,114,376	1,265,455	1,346,739	1,377,382	1,505,455	1,626,158	1,848,000
Barclay BTOP50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay BTOP50 Index
Accumulated Value	10,000		8,984	8,903	9,627	9,475	10,664	12,316	12,560	13,000	12,454	14,458
Barclay BTOP50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay BTOP50 Index
Accumulated Value	10,000		8,984	8,903	9,627	9,475	10,664	12,316	12,560	13,000	12,454	14,458
Barclay BTOP50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay BTOP50 Index
Accumulated Value	1,000,000		898,445	890,285	962,657	947,509	1,066,444	1,231,604	1,256,043	1,300,034	1,245,372	1,445,775
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Multi-Strategy Total Return Index
Accumulated Value	10,000		10,415	10,660	10,725	10,467	11,592	10,984	11,271	12,303	12,448	13,775
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Multi-Strategy Total Return Index
Accumulated Value	10,000		10,415	10,660	10,725	10,467	11,592	10,984	11,271	12,303	12,448	13,775
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		994,854	986,891	1,066,640	1,174,599	1,166,355	1,060,024	1,024,327	1,076,579	1,112,982	1,143,141
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Multi-Strategy Total Return Index
Accumulated Value	1,000,000		1,041,466	1,066,034	1,072,468	1,046,731	1,159,171	1,098,401	1,127,064	1,230,274	1,244,833	1,377,486
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Global Macro Index
Accumulated Value	10,000		9,667	9,657	9,931	9,987	10,700	11,358	11,389	11,779	11,191	12,797
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Global Macro Index
Accumulated Value	10,000		9,667	9,657	9,931	9,987	10,700	11,358	11,389	11,779	11,191	12,797
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		994,854	986,891	1,066,640	1,174,599	1,166,355	1,060,024	1,024,327	1,076,579	1,112,982	1,143,141
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Global Macro Index
Accumulated Value	1,000,000		966,655	965,652	993,076	998,724	1,069,971	1,135,751	1,138,939	1,177,934	1,119,078	1,279,701
Wilshire Liquid Alternative Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Total Return USD Index
Accumulated Value	10,000		10,303	10,444	10,608	10,594	11,603	11,148	11,353	12,193	12,527	13,510
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Wilshire Liquid Alternative Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Total Return USD Index
Accumulated Value	10,000		10,303	10,444	10,608	10,594	11,603	11,148	11,353	12,193	12,527	13,510
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		994,854	986,891	1,066,640	1,174,599	1,166,355	1,060,024	1,024,327	1,076,579	1,112,982	1,143,141
Wilshire Liquid Alternative Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Total Return USD Index
Accumulated Value	$ 1,000,000		$ 1,030,261	$ 1,044,412	$ 1,060,838	$ 1,059,448	$ 1,160,275	$ 1,114,789	$ 1,135,258	$ 1,219,281	$ 1,252,701	$ 1,351,001